Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 18, 2022
Registrant Name	dei_EntityRegistrantName	COLUMBIA ETF TRUST I
Entity Central Index Key	dei_EntityCentralIndexKey	0001551950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2022
Prospectus Date	rr_ProspectusDate	Mar. 21, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A